SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO OPERATING LEASES (Details) - USD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Operating Leases As Lessee
Cash paid for amounts included in the measurement of lease liabilities	$ 739,017	$ 732,781	$ 693,087
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	2,224,004	45,097	2,940,255
Remeasurement of operating lease liabilities and right-of-use assets due to lease modifications	$ 446,097
Weighted average remaining lease term (years)	2 years 7 months 17 days	2 years 10 months 20 days	3 years 7 months 24 days
Weighted average discount rate (per annum)	2.00%	2.00%	2.00%